Other Long-Term Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Escrow funds	$ 9.9	$ 0.0
Long-term prepaids	9.0	0.0
Other	6.2	5.8
Other long-term assets	$ 25.1	$ 5.8